Taxation - Additional information (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CNY (¥)
Income Tax Expense
Effective income tax rate	0.00%	(3.20%)
Valuation allowance		¥ 145,788	¥ 159,513,000		¥ 134,534,000
Net operating tax loss carry forwards			369,363,000
Percentage withholding income tax dividends distributed by foreign-invested entity ("FIE")	10.00%
Withholding tax rate lowered if foreign investor owns shares of FIE	5.00%
Percentage share of FIE own directly by foreign investor	25.00%
Income tax examination, statute of limitations	3 years
Income tax examination statute of limitations extended	5 years
Underpayment of taxes			100,000,000	$ 15,488
Income tax examination, statute of limitations transfer pricing issues	10 years
PRC
Income Tax Expense
Net operating tax loss carry forwards		333,677,000	369,363,000
Hong Kong
Income Tax Expense
Net operating tax loss carry forwards		¥ 327,000	¥ 330,000
Minimum
Income Tax Expense
Operating loss carryforward expiration period	5 years
Maximum
Income Tax Expense
Operating loss carryforward expiration period	10 years
China | State Administration of Taxation, China
Income Tax Expense
Effective income tax rate	25.00%
Number of years reconfirmed as high and new technology enterprise	3 years
Effective income tax rate for high and new technology enterprise	15.00%
Hong Kong | Inland Revenue, Hong Kong
Income Tax Expense
Assessable profits | $	$ 2.0
First HK$2 million of profits, tax rate	8.25%
Effective income tax rate	16.50%